                           SA Funds - Investment Trust

                        Supplement dated October 30, 2000
                      to Prospectus dated October 30, 2000

                             AVAILABILITY OF SHARES

     Shares of the SA U.S. Large Cap Growth Strategy Fund and the SA U.S. Large Cap Value Strategy Fund are not currently available for purchase.